Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000006900 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000006900 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006900 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006900 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006900 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006900 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006900 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006900 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006900 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006900 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006900 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006900 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006900 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006900 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000006900 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006900 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006900 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006901 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000006901 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006901 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006901 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006901 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006901 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006901 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006901 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006901 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006901 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006901 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006901 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006901 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006901 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000006901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006901 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006901 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006902 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000006902 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006902 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006902 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006902 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006902 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006902 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006902 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006902 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006902 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006902 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006902 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006902 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000006902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006902 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006902 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006903 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000006903 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006903 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006903 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006903 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006903 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006903 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006903 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006903 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006903 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006903 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006903 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006903 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006903 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000006903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006903 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006903 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074224 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000074224 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074224 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000074224 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074224 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074224 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074224 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074224 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074224 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000074224 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074224 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000074224 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074224 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000074224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000074224 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074224 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074225 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000074225 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074225 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000074225 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074225 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074225 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074225 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074225 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074225 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000074225 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074225 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074225 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000074225 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074225 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000074225 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000074225 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074225 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074226 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000074226 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074226 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000074226 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074226 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074226 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074226 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074226 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074226 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000074226 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074226 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074226 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000074226 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074226 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000074226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000074226 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074226 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074227 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000074227 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074227 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000074227 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074227 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074227 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074227 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074227 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074227 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000074227 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074227 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074227 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000074227 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000074227 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000074227 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000074227 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000074227 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034483 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%
C000034483 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034483 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000034483 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034483 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034483 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034483 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034483 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034483 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034483 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034483 [Member] | TURKIYE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034483 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.40%
C000034483 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000034483 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000034483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000034483 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034483 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%